Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector
	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,272,238	1,158,637	—	129,341	2,560,216

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	4,159,292	—	—	—	4,159,292
Other instruments issued in Chile	105,798	—	—	—	105,798
Instruments issued abroad	—	164	—	—	164
Mutual fund investments	400,902	—	—	—	400,902
Subtotal	4,665,992	164	—	—	4,666,156

Investments under resale agreements	76,407	—	—	—	76,407

Derivative Contracts for Trading Purposes
Forwards	415,349	73,805	—	62,810	551,964
Swaps	1,184,563	83,776	—	744,908	2,013,247
Call Options	269	—	—	—	269
Put Options	1,462	—	—	—	1,462
Futures	—	—	—	—	—
Subtotal	1,601,643	157,581	—	807,718	2,566,942

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	1,511	18,964	—	30,587	51,062
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Subtotal	1,511	18,964	—	30,587	51,062

Loans and advances to Banks (before allowances)
Central Bank of Chile	2,380,033	—	—	—	2,380,033
Domestic banks	260,002	—	—	—	260,002
Foreign banks	—	—	150,230	149,391	299,621
Subtotal	2,640,035	—	150,230	149,391	2,939,656

Loans to Customers at amortized cost (before allowances)
Commercial loans	17,591,127	—	—	10,470	17,601,597
Residential mortgage loans	9,387,372	—	—	—	9,387,372
Consumer loans	3,948,721	—	—	—	3,948,721
Subtotal	30,927,220	—	—	10,470	30,937,690

Financial assets available-for-sale
Debt Instruments:
From the Chilean government and Central Bank of Chile	163,600	—	—	—	163,600
Other instruments issued in Chile	896,923	—	—	—	896,923
Instruments issued abroad	—	—	—	—	—
Subtotal	1,060,523	—	—	—	1,060,523
Equity Instruments:
Instruments issued in Chile	6,869	—	—	—	6,869
Instruments issued abroad	—	—	—	761	761
Subtotal	6,869	—	—	761	7,630
Total	1,067,392	—	—	761	1,068,153

Financial instruments at amortized cost	—	—	—	—	—

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	641,890	—	1,918,326	—	—	—	—	—	—	—	—	—	—	—	2,560,216
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	4,009,676	149,616	—	—	—	—	—	—	—	—	—	—	—	—	4,159,292
Other instruments issued in Chile	—	—	—	105,798	—	—	—	—	—	—	—	—	—	—	105,798
Instruments issued abroad	—	—	—	164	—	—	—	—	—	—	—	—	—	—	164
Mutual fund investment	—	—	—	400,902	—	—	—	—	—	—	—	—	—	—	400,902
Subtotal	4,009,676	149,616		506,864	—	—	—	—	—	—	—	—	—	—	4,666,156

Investments under resale agreements	—	10,006	950	64,554	130	—	—	—	—	—	—	146	—	621	76,407
Derivative Contracts for Trading Purposes
Forwards	—	—	—	351,833	17,280	16,078	4,456	6,253	1,071	30	2,269	265	—	152,429	551,964
Swaps	—	—	—	1,943,033	4,579	4,031	18	17,637	10,237	913	21,163	662	—	10,974	2,013,247
Call Options	—	—	—	13	205	—	—	—	40	—	—	11	—	—	269
Put Options	—	—	—	148	1,314	—	—	—	—	—	—	—	—	—	1,462
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,295,027	23,378	20,109	4,474	23,890	11,348	943	23,432	938	—	163,403	2,566,942
Hedge Derivative Contracts
Forwards
Swaps	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Call Options	—	—	—	51,062	—	—	—	—	—	—	—	—	—	—	51,062
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	51,062	—	—	—	—	—	—	—	—	—	—	51,062
Loans and advances to Banks
Central Bank of Chile	2,380,033	—	—	—	—	—	—	—	—	—	—	—	—	—	2,380,033
Domestic banks	—	—	—	260,002	—	—	—	—	—	—	—	—	—	—	260,002
Foreign banks	—	—	—	299,621	—	—	—	—	—	—	—	—	—	—	299,621
Subtotal	2,380,033	—	—	559,623	—	—	—	—	—	—	—	—	—	—	2,939,656
Loans to Customers at amortized cost
Commercial loans	—	—	—	2,351,333	2,544,146	1,347,770	470,607	395,598	1,647,226	135,488	1,454,404	2,453,579	3,054,194	1,747,252	17,601,597
Residential mortgage loans	—	—	9,387,372	—	—	—	—	—	—	—	—	—	—	—	9,387,372
Consumer loans	—	—	3,948,721	—	—	—	—	—	—	—	—	—	—	—	3,948,721
Subtotal	—	—	13,336,093	2,351,333	2,544,146	1,347,770	470,607	395,598	1,647,226	135,488	1,454,404	2,453,579	3,054,194	1,747,252	30,937,690
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	109	163,491	—	—	—	—	—	—	—	—	—	—	—	—	163,600
Other instruments issued in Chile	—	—	—	851,468	—	4,465	—	8,089	—	—	5,334	—	—	27,567	896,923
Instruments issued abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	109	163,491	—	851,468	—	4,465	—	8,089	—	—	5,334	—	—	27,567	1,060,523
Equity Instruments:
Instruments issued in Chile	—	—	—	6,869	—	—	—	—	—	—	—	—	—	—	6,869
Instruments issued abroad	—	—	—	761	—	—	—	—	—	—	—	—	—	—	761
Subtotal	—	—	—	7,630	—	—	—	—	—	—	—	—	—	—	7,630
Total	109	163,491	—	859,098	—	4,465	—	8,089	—	—	5,334	—	—	27,567	1,068,153

Financial instruments at amortized cost	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Chile	United States	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	2,748,930	897,881	8	66,915	3,713,734

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	3,472,122	—	—	—	3,472,122
Other instruments issued in Chile	268,882	—	—	—	268,882
Instruments issued abroad	—	—	—	—	—
Mutual fund investments	135,691	—	—	—	135,691
Subtotal	3,876,695	—	—	—	3,876,695

Investments under resale agreements	64,365	—	—	—	64,365

Derivative Contracts for Trading Purposes
Forwards	585,463	90,461	—	66,621	742,545
Swaps	1,113,135	256,829	—	588,278	1,958,242
Call Options	4,509	—	—	—	4,509
Put Options	199	—	—	—	199
Futures	—	—	—	—	—
Subtotal	1,703,306	347,290	—	654,899	2,705,495

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	16,375	79,904	—	181,524	277,803
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Subtotal	16,375	79,904	—	181,524	277,803

Loans and advances to Banks
Central Bank of Chile	1,090,000	—	—	—	1,090,000
Domestic banks	160,018	—	—	—	160,018
Foreign banks	—	—	141,249	138,565	279,814
Subtotal	1,250,018	—	141,249	138,565	1,529,832

Loans to Customers, Net
Commercial loans	19,658,614	—	—	13,718	19,672,332
Residential mortgage loans	10,346,528	—	—	—	10,346,528
Consumer loans	4,247,013	—	—	—	4,247,013
Subtotal	34,252,155	—	—	13,718	34,265,873

Financial Assets Available-for-Sale
from the Chilean Government and Central Bank of Chile	2,488,850	—	—	—	2,488,850
Other instruments issued in Chile	565,959	—	—	—	565,959
Instruments issued abroad	—	—	—	—	—
Subtotal	3,054,809	—	—	—	3,054,809
Equity Instruments:
Instruments issued in Chile	5,499	—	—	—	5,499
Instruments issued abroad	—	—	—	866	866
Subtotal	5,499	—	—	866	6,365
Total	3,060,308			866	3,061,174

Financial instruments at amortized cost	839,744	—	—	—	839,744

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,545,472	—	—	2,168,262	—	—	—	—	—	—	—	—	—	—	3,713,734

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	3,287,111	162,433	—	22,578	—	—	—	—	—	—	—	—	—	—	3,472,122
Other instruments issued in Chile	—	—	—	268,882	—	—	—	—	—	—	—	—	—	—	268,882
Instruments issued abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mutual fund investments	—	—	—	135,691	—	—	—	—	—	—	—	—	—	—	135,691
Subtotal	3,287,111	162,433	—	427,151	—	—	—	—	—	—	—	—	—	—	3,876,695

Investments under resale agreements	—	—	232	62,030	1,327	—	—	—	—	—	—	13	—	763	64,365

Derivative Contracts for Trading Purposes
Forwards	—	—	—	521,735	3,685	18,806	1,343	12,623	4,873	—	—	247	—	179,233	742,545
Swaps	—	—	—	1,870,974	342	3,444	2	8,129	17,815	5,409	11,516	3,098	—	37,513	1,958,242
Call Options	—	—	—	251	3,595	474	—	—	80	109	—	—	—	—	4,509
Put Options	—	—	—	21	178	—	—	—	—	—	—	—	—	—	199
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,392,981	7,800	22,724	1,345	20,752	22,768	5,518	11,516	3,345	—	216,746	2,705,495

Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	277,803	—	—	—	—	—	—	—	—	—	—	277,803
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	277,803	—	—	—	—	—	—	—	—	—	—	277,803

Loans and advances to Banks
Central Bank of Chile	1,090,000	—	—	—	—	—	—	—	—	—	—	—	—	—	1,090,000
Domestic banks	—	—	—	160,018	—	—	—	—	—	—	—	—	—	—	160,018
Foreign banks	—	—	—	279,814	—	—	—	—	—	—	—	—	—	—	279,814
Subtotal	1,090,000	—	—	439,832	—	—	—	—	—	—	—	—	—	—	1,529,832

Loans to Customers, Net
Commercial loans	—	—	—	3,054,715	2,617,814	1,751,451	400,413	340,618	1,770,883	144,809	1,834,624	2,493,702	3,184,102	2,079,201	19,672,332
Residential mortgage loans	—	—	10,346,528	—	—	—	—	—	—	—	—	—	—	—	10,346,528
Consumer loans	—	—	4,247,013	—	—	—	—	—	—	—	—	—	—	—	4,247,013
Subtotal	—	—	14,593,541	3,054,715	2,617,814	1,751,451	400,413	340,618	1,770,883	144,809	1,834,624	2,493,702	3,184,102	2,079,201	34,265,873

Financial Assets Available-for-Sale
from the Chilean Government and Central Bank of Chile	102	2,488,748	—	—	—	—	—	—	—	—	—	—	—	—	2,488,850
Other instruments issued in Chile	—	—	—	537,036	—	—	—	5,254	—	—	5,321	4,609	—	13,739	565,959
Instruments issued abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	102	2,488,748	—	537,036	—	—	—	5,254	—	—	5,321	4,609	—	13,739	3,054,809

Equity Instruments:
Instruments issued in Chile	—	—	—	5,499	—	—	—	—	—	—	—	—	—	—	5,499
Instruments issued abroad	—	—	—	866	—	—	—	—	—	—	—	—	—	—	866
Subtotal	—	—	—	6,365	—	—	—	—	—	—	—	—	—	—	6,365
Total	102	2,488,748	—	543,401	—	—	—	5,254	—	—	5,321	4,609	—	13,739	3,061,174

Financial instruments at amortized cost	—	839,744	—	—	—	—	—	—	—	—	—	—	—	—	839,744

Schedule of guarantees values
		Fair value of collateral and credit enhancements held as of December 31, 2020
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	12,810,975	3,091,284	128,366	565,761	2,842	3,788,253	9,022,722
Small business lending	4,790,622	3,178,176	28,832	14,242	—	3,221,250	1,569,372
Consumer lending	3,948,721	333,191	795	2,518	—	336,504	3,612,217
Mortgage lending	9,387,372	8,499,584	113	87	—	8,499,784	887,588
Total	30,937,690	15,102,235	158,106	582,608	2,842	15,845,791	15,091,899

		Fair value of collateral and credit enhancements held as of December 31, 2021
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	14,633,419	3,392,760	149,892	508,711	4,451	4,055,814	10,577,605
Small business lending	5,038,913	3,124,172	26,310	12,898	—	3,163,380	1,875,533
Consumer lending	4,247,013	317,215	622	2,498	—	320,335	3,926,678
Mortgage lending	10,346,528	8,730,747	96	196	—	8,731,039	1,615,489
Total	34,265,873	15,564,894	176,920	524,303	4,451	16,270,568	17,995,305

(*)	Includes agricultural and industrial pledges, and pledges without conveyance.

Schedule of credit quality by asset class, based on the Bank's credit rating system
	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	14,454	—	—
Subtotal past-due loans and advances to banks	14,454	—	—

Commercial loans	133,625	29,240	13,039
Import-export financing	5,246	71	223
Factoring transactions	16,255	1,464	157
Commercial lease transactions	17,889	3,904	979
Other loans and receivables	1,449	135	162
Residential mortgage loans	90,462	24,875	9,795
Consumer loans	136,147	53,786	22,764
Subtotal past-due loans to customers	401,073	113,475	47,119

Total	415,527	113,475	47,119

	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	116,307	—	—
Subtotal past-due loans and advances to banks	116,307	—	—

Commercial loans	182,781	62,020	14,680
Import-export financing	7,874	189	2,666
Factoring transactions	17,255	1,790	332
Commercial lease transactions	17,056	4,758	1,736
Other loans and receivables	1,367	309	356
Residential mortgage loans	113,040	35,687	19,095
Consumer loans	124,422	52,105	21,308
Subtotal past-due loans to customers	463,795	156,858	60,173

Total	580,102	156,858	60,173

Schedule of aging analysis of loans
		Past due but not impaired(*)
	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
As of December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2020	29,425,612	272,409	51,812	13,531	451	29,763,815
2021	32,836,252	409,338	51,001	15,402	87	33,312,080

(*)	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

Schedule of book value of loans with renegotiated terms
	2020	2021
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	288,094	331,127
Residential mortgage loans	253,907	243,684
Consumer loans	532,420	361,015
Subtotal	1,074,421	935,826
Total renegotiated financial assets	1,074,421	935,826

Schedule of amortized costs and net loss of modified financial assets
2021
MCh$
Amortized costs of financial assets modified during the period	122,014
Net modification loss	24,594

Schedule of amortized costs and net loss of modified financial assets
	December 31, 2021
	Post modification		Pre-modification
	Gross carrying amount	Corresponding ECL	Gross carrying amount	Corresponding ECL
	MCh$	MCh$	MCh$	MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	13,552	1,400	13,682	2,036
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	8,154	2,108	8,122	1,336

Schedule of use of MAR
	MAR LCCY + FCCY		MAR FCCY
	MMM$		MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	1,290	3,765	1,550	2,712
Minimum	-1,530	647	-866	238
Average	130	2,330	208	1,271

Schedule of use of Cross Currency Funding
Cross Currency Funding
MMUS$
Maximum	3,637
Minimum	1,446
Average	2,582

Schedule of financial ratios
	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans

Maximum	216%	106%	72%
Minimum	161%	92%	65%
Average	192%	97%	68%

Schedules for calculation of C46 regulatory information
	Adjusted C46 All CCYs as part of Tier-1 Capital		Adjusted C46 FCCY as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.17	0.14	0.36
Minimum	(0.22)	(0.23)	0.08
Average	(0.02)	(0.02)	0.22
Regulatory Limit	1.0	2.0	1.0

Schedule of the LCR and the NSFR
	LCR		NSFR

Maximum	2.46		1.13
Minimum	1.78		1.07
Average	2.09		1.10
Regulatory Limit	0.8	(*)	N/A

(*)	This is the current minimum value for the year 2021 and that increases 0.1 annually until reaching 1.0 in the year 2023.

Schedule of contractual maturity of financial liabilities
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2021
Current accounts and other demand deposits	18,542,791	—	—	—	—	—	18,542,791
Transactions in the course of payment	210,479	—	—	—	—	—	210,479
Reverse repurchase agreements and securities lending	88,433	—	52	—	—	—	88,485
Savings accounts and time deposits	7,103,640	1,774,627	240,912	66,492	1,619	—	9,187,290
Full delivery derivative transactions	434,113	469,349	2,603,467	1,645,489	968,078	1,761,581	7,882,077
Borrowings from financial institutions	67,813	1,259,167	18,344	3,515,979	—	—	4,861,303
Other financial obligations	273,394	50	183	183	—	—	273,810
Debt instruments issued in foreign currency other than USD	17,154	369,988	1,083,540	2,358,966	2,104,219	4,839,310	10,773,177

Total (excluding non-delivery derivative transactions)	26,737,817	3,873,181	3,946,498	7,587,109	3,073,916	6,600,891	51,819,412

Non-delivery derivative transactions	271,193	586,231	2,602,915	1,030,628	669,796	2,145,008	7,305,771

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2020
Current accounts and other demand deposits	15,167,229	—	—	—	—	—	15,167,229
Transactions in the course of payment	882,944	—	—	—	—	—	882,944
Reverse repurchase agreements and securities lending	289,777	43	—	—	—		289,820
Savings accounts and time deposits	6,243,204	1,964,350	648,974	59,038	1,222	156	8,916,944
Full delivery derivative transactions	396,599	364,793	1,305,210	1,088,925	549,777	934,097	4,639,401
Borrowings from financial institutions	74,424	140,455	340,532	1,020,126	2,090,600	—	3,666,137
Other financial obligations	189,003	80	334	386	37	—	189,840
Debt instruments issued in foreign currency other than USD	53,438	90,285	1,082,282	2,194,406	1,886,936	4,452,831	9,760,178

Total (excluding non-delivery derivative transactions)	23,296,618	2,560,006	3,377,332	4,362,881	4,528,572	5,387,084	43,512,493

Non-delivery derivative transactions	401,144	570,084	929,211	787,866	644,420	1,542,088	4,874,813

Schedule of use of VaR
Value-at-Risk 99% one-day confidence level
MCh$
Maximum	1,606
Minimum	425
Average	971

Schedule of use of EaR
12- months Earnings-at-Risk 99% confidence level 3 months defeasance period
MCh$

Maximum	155,073
Minimum	102,504
Average	119,551

Schedule of banking book interest rate exposure by contractual maturity
	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2020
Cash and due from banks	2,496,891	—	—	—	—	—	2,496,891
Transactions in the course of collection	96,444	—	—	—	—	—	96,444
Investment under resale agreements	10,007	—	—	—	—	—	10,007
Derivative instruments under hedge-accounting treatment	260	1,800	182,709	250,612	282,219	995,168	1,712,768
Inter-banking loans	2,743,250	71,543	125,574	—	—	—	2,940,367
Customer loans	3,180,598	2,339,929	6,504,393	8,134,601	4,437,666	10,877,247	35,474,434
Financial Assets at Fair Value through OCI	94,086	145,272	456,613	185,995	31,465	145,987	1,059,418
Financial instruments at amortized cost	—	—	—	—	—	—	—
Total assets	8,621,536	2,558,544	7,269,289	8,571,208	4,751,350	12,018,402	43,790,329

Assets as of December 31, 2021
Cash and due from banks	3,579,634	—	—	—	—	—	3,579,634
Transactions in the course of collection	196,592	—	—	—	—	—	196,592
Investment under resale agreements	—	—	—	—	—	—	—
Derivative instruments under hedge-accounting treatment	64	2,163	69,192	500,218	198,926	1,669,980	2,440,543
Inter-banking loans	1,366,378	81,164	81,800	—	—	—	1,529,342
Customer loans	2,529,601	2,676,130	7,226,224	9,018,799	4,798,188	11,955,962	38,204,904
Financial Assets at Fair Value through OCI	95,585	488,919	1,479,321	619,044	169,289	208,507	3,060,665
Financial instruments at amortized cost	—	8,334	10,740	38,148	431,285	450,200	938,707
Total assets	7,767,854	3,256,710	8,867,277	10,176,209	5,597,688	14,284,649	49,950,387

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2020
Current accounts and demand deposits	15,245,137	—	—	—	—	—	15,245,137
Transactions in the course of payment	816,294	—	—	—	—	—	816,294
Obligations under repurchase agreements	13,255	—	—	—	—	—	13,255
Savings accounts and interest-bearing deposits	6,243,204	1,964,350	648,974	59,038	1,222	156	8,916,944
Derivative hedging instruments	160	291	192,625	230,742	280,421	1,057,369	1,761,608
Inter-banking borrowings	72,935	140,455	340,532	1,020,126	2,090,600	—	3,664,648
Debt instruments issued (*)	53,438	90,285	1,082,282	2,194,406	1,886,936	4,452,831	9,760,178
Other liabilities	189,003	80	334	386	37	—	189,840
Total liabilities	22,633,426	2,195,461	2,264,747	3,504,698	4,259,216	5,510,356	40,367,904

Liabilities as of December 31, 2021
Current accounts and demand deposits	18,611,880	—	—	—	—	—	18,611,880
Transactions in the course of payment	83,420	—	—	—	—	—	83,420
Obligations under repurchase agreements	351	—	—	—	—	—	351
Savings accounts and interest-bearing deposits	7,103,640	1,774,627	240,912	66,492	1,619	—	9,187,290
Derivative hedging instruments	538	979	62,220	407,960	167,805	1,401,836	2,041,338
Inter-banking borrowings	63,611	1,259,167	18,344	3,515,979	—	—	4,857,101
Debt instruments issued (*)	17,154	369,988	1,083,540	2,358,966	2,104,219	4,839,310	10,773,177
Other liabilities	273,394	50	183	183	—	—	273,810
Total liabilities	26,153,988	3,404,811	1,405,199	6,349,580	2,273,643	6,241,146	45,828,367

(*)	Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Adverse scenario market factors fluctuations
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	(28)	110	18	147	(8)	1
Greater than 1 year	(12)	81	61	149	(16)	8

Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio
	CLP Bonds (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	306	306	(15)	(22)
Greater than 1 year	278	309	(6)	2

Schedule of Potential Profit and Loss Impact on Trading Book
Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(2,365)
Derivatives	(432)
Debt instruments	(1,933)
CLF Interest Rate		(11,313)
Derivatives	118
Debt instruments	(11,431)
Interest rate USD offshore		(64)
Domestic/offshore interest rate spread USD		(48)
Banking spread		(389)
Total Interest rates		(14,179)
Total FX and FX Options		137
Total		(14,042)

Most Adverse Stress Scenario P&L Impact AFS portfolio (MCh$)
CLP Debt Instrument	(77,209)
CLF Debt Instrument	(84,858)
Interest rate USD offshore	—
Domestic/offshore interest rate spread USD	—
Banking spread	(405)
Corporative spread	220
Total	(162,252)

Schedule of NRFF impact on accrual book for next 12-months
Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(391,392)
Impact due to Spreads Shocks	(16,255)
Higher / (Lower) Net revenues	(407,647)

Schedule of risk weighted assets, basic capital ratio and regulatory capital ratio
	Total assets, risk-weighted assets and Regulatory Capital Components	Overall consolidated	Local consolidated
	according to Basel III	Dec-2021	Dec-2021
Item No.	Item description	MCh$	MCh$
1	Total assets according to the statement of financial position	51,702,439	51,702,439
2	Non-consolidated investment in subsidiaries	—	—
3	Assets discounted from regulatory capital, other than item 2	61,953	61,953
4	Derivative credit equivalents	1,782,784	1,782,784
4.1	Financial derivative contracts	2,983,298	2,983,298
5	Contingent loans	2,612,170	2,612,170
6	Assets generated by the intermediation of financial instruments	—	—
7	= (1-2-3+4-4.1+5-6) Total assets for regulatory purposes	53,052,142	53,052,142
8.a	Credit risk-weighted assets, estimated according to the standard methodology (CRWA)	28,280,644	28,280,644
8.b	Credit risk-weighted assets, estimated according to internal methodologies (CRWA)	—	—
9	Market risk-weighted assets (MRWA)	1,342,767	1,342,767
10	Operational risk-weighted assets (ORWA)	2,956,592	2,956,592
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)	32,580,003	32,580,003
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)	32,580,003	32,580,003
12	Owner’s equity	4,223,013	4,223,013
13	Non-controlling interest	1	1
14	Goodwill	—	—
15	Excess minority investments	—	—
16	= (12+13-14-15) Common Equity Tier 1 Capital (CET1)	4,223,014	4,223,014
17	Additional deductions to Common Equity Tier 1 Capital, other than item 2	—	—
18	= (16-17-2) Common Equity Tier 1 Capital (CET1)	4,223,014	4,223,014
19	Voluntary provisions (additional) computed as additional Tier 1 capital (AT1)	325,800	325,800
20	Subordinated bonds computed as additional tier 1 capital (AT1)	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)	—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)	—	—
23	Discounts applied to AT1	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	325,800	325,800
25	= (18+24) Tier 1 Capital	4,548,814	4,548,814
26	Voluntary provisions (additional) computed as Tier 2 capital (T2)	214,452	214,452
27	Subordinated bonds computed as Tier 2 capital (T2)	871,079	871,079
28	= (26+27) Equivalent tier 2 capital (T2)	1,085,531	1,085,531
29	Discounts applied to T2	—	—
30	= (28-29) Tier 2 capital (T2)	1,085,531	1,085,531
31	= (25+30) Total or Regulatory Capital	5,634,345	5,634,345
32	Additional CET 1 Capital required for the constitution of the conservation buffer	0	0
33	Additional CET 1 Capital required to set up the countercyclical buffer	0	0
34	Additional CET 1 Capital required for banks qualified as systemic	0	0
35	Additional capital required for the evaluation of the adequacy of Total or Regulatory Capital (Pillar 2)	0	0

Capital Adequacy Ratios and Regulatory Compliance According to Basel III	Overall consolidated Dec-2021	Local consolidated Dec-2021
	%	%
Leverage Ratio ( I18/ I7)	7.96%	7.96%
Common Equity Tier 1 (CET1) Capital Ratio ( I18 / I11.b)	12.96%	12.96%
Tier 1 capital Ratio ( I25 / I11.b)	13.96%	13.96%
Total or Regulatory Capital Ratio ( I31/ I11.b)	17.29%	17.29%
Credit rating	A	A
Regulatory Compliance for Capital Adequacy
Additional provisions computed as Tier 2 capital (T2) in relation to Credit RWA	0.76%	0.76%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	20.63%	20.63%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	7.71%	7.71%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	1.00%	1.00%

	As of December 31,
	2020	2021 (*)
	MCh$	MCh$

Basic capital	3,726,267	4,223,013
Regulatory capital	4,878,500	5,522,703
Total consolidated assets	48,754,455	55,261,371
Total consolidated credit risk-weighted assets	30,566,571	34,288,733

	Ratio
	As of December 31,
	2020	2021 (*)
	%	%

Basic capital / consolidated assets	7.64	7.64
Regulatory capital / consolidated risk-weighted assets	15.96	16.11

(*)	Information for comparative purposes based on standards contained in Chapter 12-1 of the RAN.